Shareholders equity	6 Months Ended
Mar. 31, 2026
Shareholders equity
Shareholders' equity

Note 16– Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The Company had an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value.

Public offering, warrants, and pre-funded warrants

On January 30, 2023, CN Energy entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which CN Energy agreed to sell to the Underwriter in a firm commitment public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance. The Company received approximately $7.8 million in net proceeds from the Offering, after deducting underwriting discounts and other related offering expenses. In connection with the Offering, 10,396,974 Class A ordinary shares were issued, 4,672,700 Pre-funded Warrants were exercised upon issuance which resulted in a total issuance of 15,069,674 Class A ordinary shares and 3,112,046 Pre-funded Warrants were exercised for 3,112,046 Class A ordinary shares in September 2023.

The Pre-funded Warrants are exercisable immediately (subject to the beneficial ownership cap) and may be exercised at any time in perpetuity until all of the Pre-funded Warrants are exercised in full. The warrants are exercisable immediately and expire five years, i.e. January 29, 2028, after their issuance date on January 30, 2023.

As a result of reverse share split on January 18, 2024, the exercise price was adjusted from $0.55 per share to $1.4529 per share and the warrants were adjusted from 18,183,274 warrants to 6,883,337 warrants. As a result of reverse share split on May 19, 2025, the exercise price was adjusted from $1.4529 per share to $2.6584 per share and the warrants were adjusted from 6,883,337 warrants to 3,012,094 warrants.

For the six months ended March 31, 2026 and 2025, nil and 65,400 warrants were exercised. As of March 31, 2026 and September 30, 2025, 3,012,094 and 3,012,094 warrants and 1,554 and 1,554 pre-funded warrants were outstanding, respectively.

Issuance of shares for repayment of convertible note

Convertible Note No. 1

On April 4, 2025, CN Energy Group. Inc. (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, securities in the form of one or more pre-paid purchases (the “Pre-Paid Purchases”) with an aggregate purchase amount of up to $20,000,000, for the purchase (the “Purchase Shares”) of Class A ordinary shares of the Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase.

Upon the initial closing under the Purchase Agreement, on April 8, 2025, the Company issued to the Investor an initial Pre-Paid Purchase in the principal amount of $3,230,000, with an original issue discount (the “OID”) of $210,000 and a transaction expense amount of $20,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be seven percent (7%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the annual rate of seven percent (7%). Additionally, the Company issued 1,597,444 (or 63,898 after accounted for the effect of the reverse share split) Class A Ordinary Shares to the Investor as a commitment fee.

Convertible Note No. 2

On January 16, 2026, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with Streeterville Capital, LLC, an institutional investor (“Streeterville”), pursuant to which Streeterville purchased from the Company a secured promissory note in the principal amount of $7,510,000 (the “Note”), which included an original issue discount of $490,000 (the “OID”) and reimbursement of Streeterville’s transaction expenses of $20,000, for gross proceeds to the Company of $7,000,000.

The Note bears interest at a rate of 7% per annum, was issued on January 16, 2026 (the “Issuance Date”) and matures 24 months after its Issuance Date. Beginning six months after Issuance Date, Streeterville may, from time to time, require the Company to redeem a portion of the Note, in an amount not to exceed $500,000 per month. Subject to the terms and conditions set forth in the Note, the Company may prepay all or any portion of the outstanding balance of the Note at any time by paying 105% of the outstanding balance elected to be prepaid.

The Note is secured by a collateral package that includes (i) a pledge of equity interests and (ii) cash collateral maintained by CNEY Holdings, LLC (“CNEY Holdings”), a wholly owned subsidiary of the Company, in a restricted deposit account pursuant to the Note Purchase Agreement, consisting of $6.0 million of the net proceeds of the Note and subject to a minimum balance equal to the lesser of $6.0 million and 85% of the then-outstanding balance of the Note.

The Note Purchase Agreement and the Note contain customary representations and warranties, affirmative and restrictive covenants, and events of default, including if the Company undertakes a fundamental transaction (including consolidations, mergers, and certain changes in control of the Company), without Streeterville’s prior written consent, subject to certain exceptions as provided in the Note. As described in the Note, upon the occurrence of certain events of default, the outstanding balance of the Note will become automatically due and payable. Additionally, upon an event of default described in the Note, the interest rate on the outstanding balance automatically increases to the lesser of 18% or the maximum rate permitted by law.

The Note Purchase Agreement provides for indemnification of Streeterville and its affiliates in the event that they incur loss or damage related to, among other things, a breach by the Company of any of its representations, warranties or covenants under the Note Purchase Agreement.

In connection with the Note Purchase Agreement, on January 16, 2026, the Company also entered into a Pledge Agreement (the “Pledge Agreement”) with Streeterville pursuant to which the Company pledged to Streeterville 100% of the membership interests it owns in CNEY Holdings. The pledge secures all of the Company’s obligations under the Note and related transaction documents and grants Streeterville a first-priority security interest in the pledge equity, together with any proceeds, distributions or other rights relating thereto. Upon the occurrence and continuance of an event of default under the Note, Streeterville is entitled to exercise customary secured party remedies with respect to the pledged equity, subject to applicable notice and cure provisions.

For the six months ended March 31, 2026 and 2025, 3,775,091 and 443,430 Class A Ordinary Shares were issued for the redemption of approximately $3.01 million and approximately $2.76 million convertible note, and interest expenses were $814,928 and $54,738, respectively.

Issuance of ordinary shares for acquisition

On March 30, 2026, the Company and its wholly owned subsidiary, CNEY Canada Inc. (“AcquireCo”), entered into an Amended and Restated Share Purchase Agreement (the “Purchase Agreement”) with Blessing Logistics Ltd., an Alberta corporation (“Blessing Logistics”), and the sellers listed therein (collectively, the “Sellers”), which amends and restates the Share Purchase Agreement dated February 19, 2026, previously disclosed in the Company’s Report on Form 6-K furnished to the Securities and Exchange Commission on February 20, 2026.

Pursuant to the Purchase Agreement, AcquireCo acquired all of the issued and outstanding shares of Blessing Logistics for aggregate consideration of US$2,000,000, payable solely through the issuance of 2,857,143 Class A ordinary shares of the Company at a price of US$0.70 per share, subject to adjustment based on the fair value of certain assets at closing. The shares were issued in reliance on Regulation S under the Securities Act of 1933, as amended, and are subject to customary transfer restrictions, including a six-month lock-up.

Statutory reserves and restricted net assets

CN Energy’s ability to pay dividends primarily depends on CN Energy receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by CN Energy’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CN Energy’s subsidiaries.

CN Energy’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. CN Energy’s PRC subsidiaries may also allocate a portion of their after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves, together with paid in capital of CN Energy’s PRC subsidiaries, are not distributable as cash dividends. As of March 31, 2026 and September 30, 2025, the balance of the required statutory reserves was $11,404 and $11,404, respectively.